EXPLORATION AND EVALUATION INTERESTS - Eskay Creek Property (Details)					12 Months Ended
	Jun. 01, 2022 shares	Oct. 14, 2021 CAD ($)	Oct. 02, 2020 CAD ($)	Oct. 16, 2018	Dec. 31, 2022 CAD ($) shares	Dec. 31, 2021 CAD ($)	Dec. 30, 2022 CAD ($)	Oct. 28, 2022 CAD ($)	Sep. 30, 2022 CAD ($)
Exploration And Evaluation Interests [Line Items]
Exploration or development expenditure		$ 100,000,000			$ 91,602,000	$ 107,452,000
Cash consideration			$ 17,500,000						$ 17,500,000
Percentage of net smelter return royalty		1.00%	1.00%
Percentage of right to purchase interest retained		49.00%	0.50%
Retention period of right to purchase interest			24 months
Acquisition of QuestEx Gold & Copper Ltd. (shares) | shares	1,058,597
Contingent consideration from sale of productive assets							$ 1,500,000
Sale of productive assets transaction cost					37,000
Gain (loss) on disposal					$ 9,463,000
Barrick
Exploration And Evaluation Interests [Line Items]
Percentage of net smelter return royalty			2.00%
Percentage of right to purchase interest retained		51.00%		60.00%
Retention period of right to purchase interest				3 years
Tudor Transaction
Exploration And Evaluation Interests [Line Items]
Acquisition of QuestEx Gold & Copper Ltd. (shares) | shares					231,404
Acquisition of QuestEx Gold & Copper Ltd.					$ 1,432,000
Cash obligation recognized as of acquisition date					1,400,000
Business acquisition transaction costs					36,000
Franco Nevada Corporation | Eskay
Exploration And Evaluation Interests [Line Items]
Cash consideration from sale of productive assets							$ 27,000,000
Eskay
Exploration And Evaluation Interests [Line Items]
Exploration or development expenditure					86,800,000	$ 81,385,000
Assets acquired and liabilities assumed					$ 2,868,000
Eskay | Barrick
Exploration And Evaluation Interests [Line Items]
Percentage of net smelter return royalty			1.00%
Eskay North | Tudor Transaction
Exploration And Evaluation Interests [Line Items]
Cash consideration								$ 1,400,000
Number of common shares								231,404